Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development expense	$ 27,220	$ 26,082	$ 18,180
Chemistry And Formulation Studies [Member]
Research and development expense	5,009	5,856	3,439
Salaries [Member]
Research and development expense	2,963	2,570	2,283
Stock Based Compensation [Member]
Research and development expense	660	871	883
Research And Preclinical Studies [Member]
Research and development expense	2,163	1,873	1,962
Clinical Studies [Member]
Research and development expense	14,937	13,225	8,346
Regulatory And Other Expenses [Member]
Research and development expense	$ 1,488	$ 1,687	$ 1,267